[Ameritas Life Insurance Corp. Logo]
                                                                 5900 "O" Street
                                                               Lincoln, NE 68510

September 24, 2008

                                                                 Filed Via EDGAR

Sally Samuel, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:   Ameritas Variable Separate Account VA-2 (1940 Act Registration
      No. 811-05192)
      OVERTURE Medley Flexible Premium Deferred Variable Annuity,
      1933 Act No. 333-142483
      Post-Effective Amendment No. 6 on Form N-4 Pursuant to Rule 485(a)

      Acceleration Request Pursuant to Rule 17 CFR 230.461 to September 24, 2008

Dear Ms. Samuel:

         The Registrant, Ameritas Variable Separate Account VA-2, and the Principal Underwriter, Ameritas Investment Corp., hereby request that the effective date of the above captioned Amendment No. 6 to the Registration Statement be accelerated to September 24, 2008.

     In support of this request, we state:

o The Commission's verbal comments on Post-Effective Amendment No. 4 to Registration No. 333-142483, submitted July 23, 2008 were received September 4, 2008;
o We responded to the Commission's comments on Post-Effective Amendment No. 4 on September 15, September 19, September 22, and September 23, 2008, by Correspondence submitted via EDGAR and including applicable prospectus and SAI pages;
o The Commission's comments have been followed in preparation of this Post-Effective Amendment No 6; and
o Securities reflecting changes documented in the above-mentioned Amendments will not be distributed until they are declared effective.

         We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing. We have provided all information investors require for an informed decision. Since the Separate Account and its management are in possession of all facts relating to the Separate Account's disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

         We further acknowledge that:

          o Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

          o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Separate Account from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

          o The Separate Account may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         Thank you for your consideration and assistance. If you have any questions regarding this acceleration request or the Post-Effective Amendment, please contact Ann Diers, 402-467-7847.

Sincerely,



On behalf of                                On behalf of
Ameritas Variable Separate Account VA-2     Ameritas Investment Corp.

 /s/ JoAnn M. Martin                              /s/ Robert G. Lange
-----------------------------------------   ------------------------------------
Name:    JoAnn M. Martin                    Name:    Robert G. Lange
Title:   Chairman, President &              Title:   Vice President, Secretary,
         Chief Executive Officer                     & General Counsel
         Ameritas Life Insurance Corp.